Form N-1A Supplement	Feb. 27, 2026
MUSQ Global Music Industry Index ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

MUSQ Global Music Industry Index ETF (NYSE Arca Ticker: MUSQ)

(the “Fund”)

Supplement dated February 27, 2026, to the Fund’s currently effective

Summary Prospectus and Prospectus

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, for the Fund and should be read in conjunction with those documents.

Effective immediately, the third paragraph under the “Principal Investment Strategies” section is deleted in its entirety and restated as follows:

Once the eligible universe is identified, all components are screened for a minimum market capitalization or assets under management of at least $200 million, an average daily traded value of at least $500,000, and a minimum free-float of 20%. At each rebalance, the Index will weight the Pure Play category of securities at 80% of the Index and the Diversified category of securities at 20% of the Index. The constituents of each category are weighted by free float market capitalization, subject to an individual weighting cap of 12% and minimum weight of 0.25%. As of January 30, 2026, the Index was comprised of 32 component securities.

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.